Recently Adopted Accounting Standards - Summary of Detailed Information About Measurement Of Lease Liabilities (Detail) - KRW (₩) ₩ in Millions	Jan. 01, 2019	Dec. 31, 2019
Lease liabilities [abstract]
Operating lease commitments at December 31, 2018	₩ 766,978
Discounted using the incremental borrowing rate at January 1, 2019	735,051
- Recognition exemption for leases with less than 12 months of lease term at the lease commencement date	(66,548)
- Recognition exemption for leases of low-value assets	(4,676)
Lease liabilities recognized at January 1, 2019	₩ 663,827	₩ 712,740